Fair Value Measurement (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Oct. 31, 2012 Driver Ic Reporting Unit [Member]	Oct. 31, 2011 Driver Ic Reporting Unit [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Corporate straight bond and concersion option, Fair Value Disclosure		$ 571.9	$ 367.4
Fair Value Inputs, Discount Rate	1.4532%
Fair Value Assumptions, Risk Free Interest Rate	0.9139%
Fair Value Assumptions, Expected Term	3 years 7 months 6 days			2 years	5 years
Fair Value Assumptions, Expected Volatility Rate	40.78%
Fairvalue Investee Risk Premium Percentage	0.54%
Weighted Average Cost Of Capital		21.30%	23.00%
Long Term Growth Rate		1.10%	(8.00%)
Percentage Of Variation Between Fair Value and Carrying Amount		54.30%	7.60%